ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

16. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Funds raised for CrossFire New Mobile Game	57,499,910	56,311,274	8,630,080
Professional services	11,844,738	9,866,284	1,512,074
Agency commission fees payable	—	6,397,096	980,398
Staff cost related payables	9,851,024	3,842,856	588,943
Office expenses	3,543,495	1,920,735	294,365
Product development services	906,906	848,237	129,998
Other payables	3,540,000	—	—
Utility fees	1,646,394	—	—
Others	4,308,376	4,384,391	671,937
Total	93,140,843	83,570,873	12,807,795

The Group has financed the early phase development of CrossFire New Mobile Game through fundraising from the Inner Mongolia Culture Assets and Equity Exchange. As of December 31, 2020, the Group had raised RMB57.5 million (US$8.8 million). The Group does not plan to finance the remaining RMB100.0 million (US$15.3 million) from the planned fundraising arrangement, and due to non-recovery of the advance financing fee, the Group fully impaired the advance financing  fee in 2018.

In April 2020, Inner Mongolia Culture Assets and Equity Exchange filed a civil claim against the Group to recover RMB57.5 million (US$8.8 million) of principal and RMB4.6 million (US$0.7 million) of interest that the Group has previously raised to finance the early phase development of CrossFire New Mobile Game. The Group cooperated with a third-party company for development and operation of CrossFire New Mobile Game and plan to apply for the requisite license from GAPPRPT for CrossFire New Mobile Game as soon as development of the game is finalized to launch the game. In October 2020, Intermediate Court of Changsha City, Hunan Province issued a decision to reject all claims against the Group. As of December 31, 2020, no appeal claim has been made by Inner Mongolia Culture Assets to the sentence of the court.